Real Property Acquisitions and Development	12 Months Ended
Dec. 31, 2010
Real Property Acquisitions and Development [Abstract]
Real Property Acquisitions and Development
3. Real Property Acquisitions and Development
Senior Housing Operating Partnerships
Merrill Gardens Partnership
     During the three months ended September 30, 2010, we completed the formation of our partnership with Merrill Gardens LLC to own and operate a portfolio of 38 combination senior housing and care communities located primarily in West Coast markets. We own an 80% partnership interest and Merrill Gardens owns the remaining 20% interest and continues to manage the communities. The partnership owns and operates 13 communities previously owned by us and 25 additional communities previously owned by Merrill Gardens. The transaction took advantage of the structure authorized by the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”). (See Note 18 for additional discussion of RIDEA.) The results of operations for this partnership have been included in our consolidated results of operations beginning as of September 1, 2010 and are a component of our senior housing operating segment. Consolidation is based on a combination of ownership interest and control of operational decision-making authority.
     In conjunction with the formation of the partnership, we contributed $254,885,000 of cash and the 13 properties previously owned by us, and the partnership assumed the secured debt relating to these properties. Merrill Gardens contributed the remaining 25 properties to the partnership and the secured debt relating to these properties in exchange for their 20% interest in the partnership. The 13 properties are recorded at their historical carrying values and the noncontrolling interest was established based on such values. The difference between the fair value of the consideration received relating to these properties and the historical allocation of the 20% noncontrolling interest was recorded in capital in excess of par value. The total purchase price for the 25 communities acquired have been allocated to the tangible and identifiable intangible assets and liabilities based upon their respective fair values in accordance with the Company’s accounting policies. Such allocations have not been finalized as we await final asset valuations and, as such, the allocation of the purchase consideration included in the accompanying Consolidated Balance Sheet at December 31, 2010 is preliminary and subject to adjustment. The 20% noncontrolling interest relating to the acquired 25 properties is also reflected at estimated fair value. The weighted average useful life of the acquired intangibles was 1.9 years. The following table presents the preliminary allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands):

Land and land improvements	$64,050
Buildings and improvements	476,817
Acquired lease intangibles	45,036
Cash and cash equivalents	4,777
Restricted cash	3,707
Receivables and other assets	13,459

Total assets acquired	607,846
Secured debt	234,431
Accrued expenses and other liabilities	3,316

Total liabilities assumed	237,747
Capital in excess of par	41,423
Noncontrolling interests	79,775

Net assets acquired	$248,901

Senior Star Partnership
     During the three months ended December 31, 2010, we completed the formation of our partnership with Senior Star Living to own and operate a portfolio of nine combination senior housing and care communities located primarily in six states. We own a 90% partnership interest and Senior Star owns the remaining 10% interest and continues to manage the communities. The partnership owns and operates two communities previously owned by us and seven additional communities previously owned by Senior Star. The transaction took advantage of the structure authorized by RIDEA. (See Note 18 for additional discussion of RIDEA.) The results of operations for this partnership have been included in our consolidated results of operations beginning as of December 30, 2010 and are a component of our senior housing operating segment. Consolidation is based on a combination of ownership interest and control of operational decision-making authority.
     In conjunction with the formation of the partnership, we contributed $152,270,000 of cash and the two properties previously owned by us. Senior Star contributed the remaining seven properties to the partnership and the secured debt relating to these properties in exchange for their 10% interest in the partnership. The two properties are recorded at their historical carrying values and the noncontrolling interest was established based on such values. The difference between the fair value of the consideration received relating to these properties and the historical allocation of the 10% noncontrolling interest was recorded in capital in excess of par value. The total purchase price for the seven communities acquired has been allocated to the tangible and identifiable intangible assets and liabilities based upon their respective fair values in accordance with the Company’s accounting policies. Such allocations have not been finalized as we await final asset valuations and, as such, the allocation of the purchase consideration included in the accompanying Consolidated Balance Sheet at December 31, 2010 is preliminary and subject to adjustment. The 10% noncontrolling interest relating to the acquired seven properties is also reflected at estimated fair value. The weighted average useful life of the acquired intangibles was 2.08 years. The following table presents the preliminary allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands):

Land and land improvements	$11,570
Buildings and improvements	210,094
Acquired lease intangibles	18,721
Cash and cash equivalents	3,756
Restricted cash	391
Receivables and other assets	940

Total assets acquired	245,472
Secured debt	70,736
Accrued expenses and other liabilities	3,533

Total liabilities assumed	74,269
Capital in excess of par	2,218
Noncontrolling interests	27,902

Net assets acquired	$141,083

     The following unaudited pro forma consolidated results of operations have been prepared as if the senior housing operating partnerships had occurred as of January 1, 2009 based on the preliminary purchase price allocations discussed above. The pro forma results reflect the significant impact of the aforementioned RIDEA transactions on the Company’s consolidated revenues. Amounts are in thousands, except per share data:

	Year Ended December 31,
	2010	2009
Revenues	$777,725	$681,905
Income from continuing operations attributable to common stockholders	$53,371	$95,253
Income from continuing operations attributable to common stockholders per share:
Basic	$0.42	$0.83
Diluted	$0.42	$0.83
Strategic Medical Office Partnership
     On December 31, 2010, we formed a strategic partnership with a national medical office building company (“MOBJV”) whereby the partnership invested in 17 medical office properties. We own a controlling interest in 11 properties and consolidate them. Consolidation is based on a combination of ownership interest and control of operational decision-making authority. We do not own a controlling interest in six properties and account for them under the equity method. Our investment in the strategic partnership provides us access to health systems and includes development and property management resources. The results of operations for this partnership have been included in our consolidated results of operations beginning as of December 31, 2010 and are a component of our medical facilities segment.
     In conjunction with the formation of the partnership, we contributed $225,173,000 of cash, convertible preferred stock valued at $16,667,000, options valued at $2,721,000 and a note payable of $8,333,000 with an interest rate of 6%. MOBJV contributed the properties to the partnership and the secured debt relating to these properties in exchange for their ownership interest in the partnership. The partnership contains certain contingent consideration arrangements ranging from $0 to $35,008,000. Amounts to be paid are contingent upon certain occupancy and development project performance thresholds. Of this amount, we recognized $19,453,000 as an estimate of additional purchase consideration based on the probability amounts will be paid by the expiration date of the commitments. Of the remaining $15,555,000 that was not recognized, $12,500,000 would be required to be settled in the Company’s common stock if certain performance thresholds, which we did not deem probable, are met. The total purchase price for the assets acquired by the partnership has been allocated to the tangible and identifiable intangible assets and liabilities based upon their respective fair values in accordance with the Company’s accounting policies. Goodwill represents the future development pipeline expected to be generated by the principles. Cash flows from this future pipeline are expected to come from development activities and the ability to perform the management functions at the assets after the properties are developed. Such allocations have not been finalized as we await final asset valuations and, as such, the allocation of the purchase consideration included in the accompanying Consolidated Balance Sheet at December 31, 2010 is preliminary and subject to adjustment. The noncontrolling interest relating to the properties is also reflected at estimated fair value. The weighted average useful life of the acquired intangibles was 26.2 years. The following table presents the preliminary allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands):

Land and land improvements	$10,240
Buildings and improvements	171,014
Acquired lease intangibles	41,519
Investment in unconcolidated joint venture	21,321
Goodwill	51,207
Other acquired intangibles	43,439
Cash and cash equivalents	3,873
Restricted cash	107
Receivables and other assets	5,390

Total assets acquired	348,110
Secured debt	61,664
Below market lease intangibles	4,189
Accrued expenses and other liabilities	26,848

Total liabilities assumed	92,701
Redeemable noncontrolling interests	4,553
Preferred stock	16,667
Capital in excess of par	2,721
Noncontrolling interests	6,295

Net assets acquired	$225,173

Real Property Investment Activity
     The following is a summary of our real property investment activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Real property acquisitions:
Senior housing operating	$816,000		$816,000			$—			$—
Senior housing triple-net(2)	1,011,229		1,011,229			—	$113,790		113,790
Skilled nursing facilities	17,300		17,300	$11,650		11,650	11,360		11,360
Hospitals			—		$20,500	20,500		$196,303	196,303
Medical office buildings		$626,414	626,414		35,523	35,523		121,809	121,809
Land parcels		4,300	4,300			—	10,000		10,000

Total acquisitions	1,844,529	630,714	2,475,243	11,650	56,023	67,673	135,150	318,112	453,262
Less: Assumed debt	(389,253)	(170,255)	(559,508)			—			—
Assumed other items, net	(171,389)	(36,925)	(208,314)			—		(1,899)	(1,899)

Cash disbursed for acquisitions	1,283,887	423,534	1,707,421	11,650	56,023	67,673	135,150	316,213	451,363
Construction in progress additions:
Senior housing triple-net	85,993		85,993	310,310		310,310	419,622		419,622
Skilled nursing facilities	—		—	23,262		23,262	29,429		29,429
Hospitals		123,033	123,033		113,907	113,907		77,642	77,642
Medical office buildings		129,561	129,561		107,853	107,853		93,907	93,907

Total construction in progress additions	85,993	252,594	338,587	333,572	221,760	555,332	449,051	171,549	620,600
Less: Capitalized interest	(6,396)	(13,924)	(20,320)	(28,474)	(12,495)	(40,969)	(20,312)	(4,717)	(25,029)
Capitalized other	—	—	—			—	(119)		(119)
Accruals(3)	—	(11,435)	(11,435)		(21,466)	(21,466)			—

Cash disbursed for construction in progress	79,597	227,235	306,832	305,098	187,799	492,897	428,620	166,832	595,452
Capital improvements to existing properties	23,568	36,355	59,923	18,326	20,063	38,389	13,329	12,232	25,561

Total cash invested in real property	$1,387,052	$687,124	$2,074,176	$335,074	$263,885	$598,959	$577,099	$495,277	$1,072,376

(1)	Includes amounts relating to both the senior housing triple-net and senior housing operating segments (all activity for the years ended December 31, 2009 and 2008 related to the senior housing treiple-net segment)

(2)	Includes $612,598,000 acquisition of a portfolio of 19 senior housing facilities that closed in December 2010. The allocation of the purchase consideration is preliminary and subject to change.

(3)	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.
     The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented:

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Development projects:
Senior housing facilities	$273,034		$273,034	$505,137		$505,137	$190,044		$190,044
Skilled nursing facilities	—		—	45,367		45,367	16,918		16,918
Hospitals		$96,829	96,829			—		$35,151	35,151
Medical office buildings		65,547	65,547		$183,127	183,127		11,823	11,823

Total development projects	273,034	162,376	435,410	550,504	183,127	733,631	206,962	46,974	253,936
Expansion projects	3,216	—	3,216	4,288	—	4,288	40,954	—	40,954

Total construction in progress conversions	$276,250	$162,376	$438,626	$554,792	$183,127	$737,919	$247,916	$46,974	$294,890

(1)	Represents activity for the senior housing triple-net segment.
     Transaction costs for the year ended December 31, 2010 primarily represent costs incurred with the senior housing operating partnerships (including due diligence costs, fees for legal and valuation services, and termination of pre-existing relationships computed based on the fair value of the assets acquired), lease termination fees and costs incurred in connection with the new property acquisitions.
     We purchased $23,097,000 of real property that had previously been financed by the Company with loans in 2008. This non-cash activity is appropriately not reflected in the accompanying statements of cash flows.
     At December 31, 2010, future minimum lease payments receivable under operating leases (excluding properties in our senior housing operating partnerships) are as follows (in thousands):

2011	$610,295
2012	604,731
2013	591,676
2014	538,787
2015	526,783
Thereafter	3,403,370

Totals	$6,275,642